Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended	5 Months Ended	6 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2017
Income Statement [Abstract]
Revenue	$ 8,330		$ 8,330
Cost of Revenue	3,150		3,150
Gross Profit	5,180		5,180
Operating Expenses
General and administrative	16,748		41,648
Total Operating Expenses	16,748	7,562	41,648
Operating Loss		(7,562)
Loss From Operations Before Income Tax	(11,568)	(7,562)	(36,468)
Provision For Income Tax
Net Loss	$ (11,568)	$ (7,562)	$ (36,468)
Basic and Diluted Net Loss Per Share	$ (0.00)	$ (0.00)	$ (0.00)
Weighted Average Number of Shares Outstanding - Basic and Diluted	19,343,367	20,000,000	14,374,016